Fair Value Measurements (Financial Assets And Liabilities Carried At Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, assets	$ 257.5	$ 385.2
Deferred compensation plans, liabilities	73.1	68.6
Quoted Prices in Active Market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, assets	257.5	385.2
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plans, liabilities	$ 73.1	$ 68.6